Commitments (Tables)	12 Months Ended
Mar. 31, 2023
Commitments
Schedule of capital commitments	The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
No later than 1 year	25,438	16,826
Later than 1 year and no later than 5 years	13,781	5,092
More than 5 years	53	6
	39,272	21,924

Schedule of other commitments	These commitments are analyzed as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
No later than 1 year	37,229	37,210
Later than 1 year and no later than 5 years	17,347	21,288
More than 5 years	2,446	3,559
	57,022	62,057